Salary and benefit payable (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of salary and benefit payable
	As at December 31,
	2019	2020
	RMB’000	RMB’000

Salary and benefit payable to employees	4,229	6,112
Consulting expenses payable to a shareholder’s representatives(1)	1,032	1,548
Total	5,261	7,660